SUBSEQUENT EVENTS (Details) - Dividends Declared $ / shares in Units, $ in Millions	Feb. 14, 2019 USD ($) $ / shares
SUBSEQUENT EVENTS
Dividend declared (in dollars per share) | $ / shares	$ 0.125
Dividend declared | $	$ 29.4